UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX/A

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22227

IndexIQ ETF Trust

(Exact name of registrant as specified in charter)

51 Madison Avenue

New York, NY 10010

(Address of principal executive offices) (Zip code)

Kirk C. Lehneis
IndexIQ Advisors LLC
51 Madison Avenue

New York, NY 10010

(Name and address of agent for service)

Registrant's telephone number, including area code: 1-888-474-7725

Date of fiscal year end: April 30

Date of reporting period: July 1, 2018 – June 30, 2019

***************************** FORM N-Px REPORT **************************

Explanatory Note

This Form N-PX/A is intended to amend the Form N-PX for the period ended June 30, 2019, which was originally filed with the Securities and Exchange Commission on August 22, 2019 (SEC Accession No. 0001144204-19-041141). The sole purpose of this amendment is to revise the proxy voting record for IQ 50 Percent Hedged FTSE International ETF and IQ 50 Percent Hedged FTSE Europe ETF with respect to Coca-Cola HBC AG. Except as set forth in this amendment, this amendment does not amend, update or modify any other items or disclosures found in the original Form N-PX filing.

================= IQ 50 Percent Hedged FTSE International ETF ==================

COCA-COLA HBC AG

Ticker:       CCH            Security ID:  H1512E100
Meeting Date: JUN 18, 2019   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       Did Not Vote Management
      Statutory Reports
2.1   Approve Allocation of Income            For       Did Not Vote Management
2.2   Approve Dividend from Reserves          For       Did Not Vote Management
3     Approve Discharge of Board and Senior   For       Did Not Vote Management
      Management
4.1.1 Re-elect Anastassis David as Director   For       Did Not Vote Management
      and as Board Chairman
4.1.2 Re-elect Alexandra Papalexopoulou as    For       Did Not Vote Management
      Director and as Member of the
      Remuneration Committee
4.1.3 Re-elect Reto Francioni as Director     For       Did Not Vote Management
      and as Member of the Remuneration
      Committee
4.1.4 Re-elect Charlotte Boyle as Director    For       Did Not Vote Management
      and as Member of the Remuneration
      Committee
4.1.5 Re-elect Zoran Bogdanovic as Director   For       Did Not Vote Management
4.1.6 Re-elect Olusola David-Borha as         For       Did Not Vote Management
      Director
4.1.7 Re-elect William Douglas III as         For       Did Not Vote Management
      Director
4.1.8 Re-elect Anastasios Leventis as         For       Did Not Vote Management
      Director
4.1.9 Re-elect Christodoulos Leventis as      For       Did Not Vote Management
      Director
4.1.A Re-elect Jose Octavio Reyes as Director For       Did Not Vote Management
4.1.B Re-elect Robert Rudolph as Director     For       Did Not Vote Management
4.1.C Re-elect John Sechi as Director         For       Did Not Vote Management
4.2   Elect Alfredo Rivera as Director        For       Did Not Vote Management
5     Designate Ines Poeschel as Independent  For       Did Not Vote Management
      Proxy
6.1   Reappoint PricewaterhouseCoopers AG as  For       Did Not Vote Management
      Auditors
6.2   Advisory Vote on Reappointment of the   For       Did Not Vote Management
      Independent Registered Public
      Accounting Firm PricewaterhouseCoopers
      SA for UK Purposes
7     Approve UK Remuneration Report          For       Did Not Vote Management
8     Approve Remuneration Policy             For       Did Not Vote Management
9     Approve Swiss Remuneration Report       For       Did Not Vote Management
10.1  Approve Maximum Aggregate Amount of     For       Did Not Vote Management
      Remuneration for Directors
10.2  Approve Maximum Aggregate Amount of     For       Did Not Vote Management
      Remuneration for the Operating
      Committee
11    Approve Share Capital Reduction by      For       Did Not Vote Management
      Cancelling Treasury Shares

===================== IQ 50 Percent Hedged FTSE Europe ETF =====================

COCA-COLA HBC AG

Ticker:       CCH            Security ID:  H1512E100
Meeting Date: JUN 18, 2019   Meeting Type: Annual
Record Date:

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Accept Financial Statements and         For       Did Not Vote Management
      Statutory Reports
2.1   Approve Allocation of Income            For       Did Not Vote Management
2.2   Approve Dividend from Reserves          For       Did Not Vote Management
3     Approve Discharge of Board and Senior   For       Did Not Vote Management
      Management
4.1.1 Re-elect Anastassis David as Director   For       Did Not Vote Management
      and as Board Chairman
4.1.2 Re-elect Alexandra Papalexopoulou as    For       Did Not Vote Management
      Director and as Member of the
      Remuneration Committee
4.1.3 Re-elect Reto Francioni as Director     For       Did Not Vote Management
      and as Member of the Remuneration
      Committee
4.1.4 Re-elect Charlotte Boyle as Director    For       Did Not Vote Management
      and as Member of the Remuneration
      Committee
4.1.5 Re-elect Zoran Bogdanovic as Director   For       Did Not Vote Management
4.1.6 Re-elect Olusola David-Borha as         For       Did Not Vote Management
      Director
4.1.7 Re-elect William Douglas III as         For       Did Not Vote Management
      Director
4.1.8 Re-elect Anastasios Leventis as         For       Did Not Vote Management
      Director
4.1.9 Re-elect Christodoulos Leventis as      For       Did Not Vote Management
      Director
4.1.A Re-elect Jose Octavio Reyes as Director For       Did Not Vote Management
4.1.B Re-elect Robert Rudolph as Director     For       Did Not Vote Management
4.1.C Re-elect John Sechi as Director         For       Did Not Vote Management
4.2   Elect Alfredo Rivera as Director        For       Did Not Vote Management
5     Designate Ines Poeschel as Independent  For       Did Not Vote Management
      Proxy
6.1   Reappoint PricewaterhouseCoopers AG as  For       Did Not Vote Management
      Auditors
6.2   Advisory Vote on Reappointment of the   For       Did Not Vote Management
      Independent Registered Public
      Accounting Firm PricewaterhouseCoopers
      SA for UK Purposes
7     Approve UK Remuneration Report          For       Did Not Vote Management
8     Approve Remuneration Policy             For       Did Not Vote Management
9     Approve Swiss Remuneration Report       For       Did Not Vote Management
10.1  Approve Maximum Aggregate Amount of     For       Did Not Vote Management
      Remuneration for Directors
10.2  Approve Maximum Aggregate Amount of     For       Did Not Vote Management
      Remuneration for the Operating
      Committee
11    Approve Share Capital Reduction by      For       Did Not Vote Management
      Cancelling Treasury Shares

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant IndexIQ ETF Trust

By (Signature and Title)  /s/ Kirk C. Lehneis

   Kirk C. Lehneis
   President and Principal Executive Officer

Date: August 30, 2019